REPORTABLE BUSINESS SEGMENTS (Tables)	3 Months Ended
Jun. 30, 2021
REPORTABLE BUSINESS SEGMENTS
Disclosure of operating segments

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$314,987	$293,685	$–	$608,672
Cost of goods sold	255,498	272,865	–	528,363
Gross margin	59,489	20,820	–	80,309
Depreciation and amortization	3,640	806	–	4,446
Administrative expenses	9,153	3,339	17,278	29,770
Selling and marketing expenses	25,132	14,540	–	39,672
Other operating expenses	7,038	990	–	8,028
Segment profit (loss)	$14,526	$1,145	$(17,278)	$(1,607)
Finance costs				(12,913)
Unrealized gain on derivative instruments and other				292,137
Realized gain on derivative instruments				17,213
Other expense, net				(489)
Reorganization costs				(20,009)
Provision for income taxes				967
Profit from continuing operations				275,299
Profit for the period				$275,299

Capital expenditures	$1,774	$35	$–	$1,809

As at June 30, 2021
Total goodwill	$163,447	$–	$–	$163,447

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$390,664	$295,300	$–	$685,964
Cost of goods sold	204,309	212,518	–	416,827
Gross margin	186,355	82,782	–	269,137
Depreciation and amortization	6,365	914	–	7,279
Administrative expenses	8,461	5,835	25,657	39,953
Selling and marketing expenses	27,556	19,403	–	46,959
Other operating expenses	9,115	3,517	–	12,632
Segment profit (loss)	$134,858	$53,113	$(25,657)	$162,314
Finance costs				(21,853)
Unrealized gain on derivative instruments and other				77,349
Realized loss of derivative instruments				(134,446)
Other income, net				(632)
Provision for income taxes				(634)
Profit from continuing operations				$82,098
Loss from discontinued operations				(2,948)
Profit for the period				79,150

Capital expenditures	$1,521	$165	$–	$1,686

As at June 30, 2020
Total goodwill	$170,854	$98,748	$–	$269,602

Disclosure of geographical areas

	For the three months	For the three months
	ended	ended
	June 30, 2021	June 30, 2020
Canada	$140,478	$104,454
United States	468,194	581,510
Total	$608,672	$685,964

	As at June 30, 2021	As at March 31, 2021
Canada	$178,245	$178,802
United States	69,474	73,518
Total	$247,719	$252,320